Employee benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 3,410	$ 2,992
Interest income	57	48
Remeasurements loss (gain):
-Return on plan assets excluding interest income	81	(21)
Contributions paid by the employer	132	132
Effect of changes in exchange rate	(115)	259
Balance at end of year	$ 3,565	$ 3,410